Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Total	Common stock [member]	Treasury shares [member]	Additional paid-in capital [member]	Other Comprehensive Income Reserve [member]	Accumulated Income/(Deficit) [member]
Beginning balance at Dec. 31, 2019	€ 394,701,772	€ 31,957,958	€ (8,357,250)	€ 628,176,568	€ (1,295,718)	€ (255,779,786)
Statement [LineItems]
Beginning balance, shares		31,957,958	225,800
Capital Increase, Net of Issuance Cost	80,498,098	€ 907,441	€ 0	79,590,657	0	0
Capital Increase, Net of Issuance Cost, shares		907,441	0
Equity component of the convertible bond	36,483,050	€ 0	€ 0	36,483,050	0	0
Equity Component of the Convertible Bond, shares		0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	7,455,761	€ 0	€ 0	7,455,761	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	785,623	€ 24,647	€ 0	760,976	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		24,647	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 3,488,506	(3,488,506)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(94,386)
Change in Fair Value of Shares through Other Comprehensive Income	1,260,132	€ 0	€ 0	0	1,260,132	0
Foreign Currency Translation Differences from Consolidation	2,247,005	0	0	0	2,247,005	0
Consolidated Net Profit / (Loss)	97,890,576	0	0	0	0	97,890,576
Total Comprehensive Income	101,397,713	0	0	0	3,507,137	97,890,576
Ending balance at Dec. 31, 2020	621,322,017	€ 32,890,046	€ (4,868,744)	748,978,506	2,211,419	(157,889,210)
Statement [LineItems]
Ending balance, shares		32,890,046	131,414
Beginning balance, shares		32,890,046	131,414
Capital Increase, Net of Issuance Cost	84,638,605	€ 1,337,552	€ 0	83,301,053	0	0
Capital Increase, Net of Issuance Cost, shares		1,337,552	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	2,587,931	€ 0	€ 0	2,587,931	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	241,234	€ 4,345	€ 0	236,889	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		4,345	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 1,783,690	(1,783,690)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(48,260)
Foreign Currency Translation Differences from Consolidation	50,546,172	€ 0	€ 0	0	50,546,172	0
Consolidated Net Profit / (Loss)	(514,460,016)	0	0	0	0	(514,460,016)
Total Comprehensive Income	(463,913,844)	0	0	0	50,546,172	(514,460,016)
Ending balance at Dec. 31, 2021	244,875,943	€ 34,231,943	€ (3,085,054)	833,320,689	52,757,591	(672,349,226)
Statement [LineItems]
Ending balance, shares		34,231,943	83,154
Beginning balance, shares		34,231,943	83,154
Capital Increase, Net of Issuance Cost	0	€ 0	€ 0	0	0	0
Capital Increase, Net of Issuance Cost, shares		0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	1,022,786	€ 0	€ 0	1,022,786	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Stock Options Issued	0	€ 0	€ 0	0	0	0
Exercise of Stock Options Issued, shares		0	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 634,751	(634,751)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(17,174)
Foreign Currency Translation Differences from Consolidation	62,569,010	€ 0	€ 0	0	62,569,010	0
Consolidated Net Profit / (Loss)	(151,058,190)	0	0	0	0	(151,058,190)
Total Comprehensive Income	(88,489,180)	0	0	0	62,569,010	(151,058,190)
Ending balance at Dec. 31, 2022	€ 157,409,549	€ 34,231,943	€ (2,450,303)	€ 833,708,724	€ 115,326,601	€ (823,407,416)
Statement [LineItems]
Ending balance, shares		34,231,943	65,980